Contingencies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contingencies
24.	Contingencies

Accounting policy

Provisions for tax, civil and labor risks are recorded when the Company has a present obligation (legal or constructive) as a result of a past event, the amount of the obligation can be reliably estimated, and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.

The Company is part of various lawsuits and administrative proceedings. The assessment of the likelihood of an unfavorable outcome in these lawsuits and proceedings includes the analysis of the evidence available, the hierarchy of the laws, available jurisprudence, as well as, the most recent court decisions and their importance to the relevant legal system and the opinion of external legal counsel. Provisions are reviewed and adjusted to reflect changes in circumstances, such as applicable statute of limitations, conclusions of tax audits or additional exposures identified based on new matters or court decisions.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Judicial deposits are court-ordered deposits that serve as collateral until the final settlement of the disputes to which they are related. These deposits accrue interest based on the applicable country’s risk-free interest rate and are reported in non-current assets until a final judicial decision. Changes in judicial deposits are presented as operating activities in the statement of cash flow.

Critical accounting estimates and judgments

By nature, litigations will be resolved when one or more future event occurs or fails to occur. Typically, the occurrence or not of such events is outside of the Company’s control. Legal uncertainties involve the application of significant estimates and judgments by management regarding the potential out comes of future events.

i.	Provision for litigation

The Company is a party to legal proceedings and claims which arise during the ordinary course of business. It reviews its legal proceedings and claims, conducts regulatory reviews and inspections, and reviews other legal matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. The Company establishes provisions for those contingencies when the incurrence of a loss is probable and can be reasonably estimated, and the Company discloses the amount provided for and the amount of a reasonably possible loss in excess of the amount provided for, if such disclosure is necessary for its financial statements not to be misleading. The Company does not record a provision when the likelihood of loss being incurred is probable, but the amount cannot be reasonably estimated, or when the loss is believed to be only reasonably possible or remote. The Company´s assessment of whether a loss is reasonably possible, or probable is based on its assessment and consultation with legal counsel regarding the ultimate outcome of the matter following all appeals.

Breakdown of and changes in provisions whose unfavorable outcome is probable are as follows:

	Labor		Civil		Tax		Total
	BRL		BRL		BRL		BRL
As of December 31, 2016	R$	492	R$	1,230	R$	3,455	R$	5,177
Additions, net of reversals		383		3,039		7,222		10,644
Payments		(52)		(3,246)		—		(3,298)

As of December 31, 2017	R$	823	R$	1,023	R$	10,677	R$	12,523

	Labor		Civil		Tax		Total		Total
	BRL		BRL		BRL		BRL		USD
As of December 31, 2017	R$	823	R$	1,023	R$	10,677	R$	12,523	U$	3,232
Additions, net of reversals		(135)		5,550		6,114		11,529		2,975
Payments		(190)		(3,927)		0		(4,117)		(1,062)

As of December 31, 2018	R$	498	R$	2,646	R$	16,791	R$	19,935	U$	5,145

Labor claims presented above are related to different matters, such as overtime and salary equalization. Labor lawsuits are not individually significant.

Civil claims are related to the Company´s ordinary course of operations, and generally relate to consumer claims. None of these lawsuits have significant amounts under dispute.

The Company has a tax claim related to challenging Brazilian tax authorities’ interpretation that retailers of imported goods are subject to paying additional sales taxes on manufactured products (“IPI”) and PIS and COFINS on financial income.

ii.	Contingent liabilities

In September 2017, the Company received a tax assessment amounting to R$89,013 from the Brazilian tax authorities, asserting that the Company had unduly considered PIS and COFINS tax credits related to marketing and information technology services, effectively reducing the PIS and COFINS payable calculation basis. The Company´s assessment, supported by external lawyers, is that the risk of loss of this case is possible and therefore no provision has been recognized in relation to this claim.

In December 2018, the Company received a tax assessment amounting to R$51,853 from the Brazilian tax authorities, asserting that the Company had unduly considered ICMS tax credits related to sales returns, effectively reducing the ICMS payable calculation basis. The Company´s assessment, supported by external lawyers, is that the risk of loss of this case is possible and therefore no provision has been recognized in relation to this claim.

iii.	Judicial deposits

In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. These judicial deposits may be required for claims whose likelihood of loss was analyzed by the Company, grounded on the opinion of its legal advisors as a probable, possible or remote loss.

Until the case is settled, the judicial deposits amounts accrue interest at Brazil’s official short-term interest rate (SELIC).

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
VAT taxes Brazil (PIS and COFINS)[1]	R$	94,909	R$	101,971	US$	26,316
PIS and COFINS on financial income[1]		2,558		3,319		857
Tax on manufactured products (IPI)[2]		7,489		12,576		3,246
Other		1,958		1,851		477

Total judicial deposits		106,914		119,717		30,896

(1)	Contribution tax on gross revenue for social integration program (PIS) and social security financing (COFINS):

The Company is involved in disputes related to:

i)

Exclusion of VAT tax (ICMS) from PIS and COFINS calculation basis, which started in November 2014. On March 15, 2017, the Brazilian Federal Supreme Court decided for the unconstitutionality of considering the inclusion of the VAT tax (ICMS) from PIS and COFINS calculations basis. Based on this decision, the Company’s lawyers assessed the likelihood of losing this legal dispute as remote as of December 31, 2017 and 2018. Since August 2017, the Brazilian tax authority has ceased the obligation to make the judicial deposit. The Company is currently waiting the court to define which procedures are necessary to refund the judicial deposit.

ii)	A constitutional challenge on the imposition of PIS and COFINS on financial income.

(2)	Tax on manufactured products (IPI)

The Company is involved in disputes related to the levy of taxes on manufactured products (IPI) over products it sells and obtained a preliminary injunction allowing it not to pay IPI on imports and sales of goods since it is a trading company.

iv.	Class action

As disclosed by the Company on August 9, 2018 two purported shareholder class actions under U.S. Securities Act of 1933 were filed before the Supreme Court of the State of New York, claiming that the Company, among other defendants, made alleged material misstatements or omissions in the registration statement and prospectus issued in connection with Company’s April 2017 initial public offering. The Company is reviewing the complaints and intend to vigorously defend against these and any other related lawsuits.

As the dispute is still in its findings and class certification stages and considering that the outcome of the dispute is subject to considerable uncertainty, it is not possible, at this stage, for the Company to reasonably estimate the potential loss or range of loss, if any, that may result from the final resolution of these legal proceedings. Therefore, no provision is recognized in the financial statements. An unfavorable outcome of the class action may have a material impact on the Company.